Related Party Balances and Transactions - Schedule of Related Party Transaction Representing Rental Expense (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Leisure Bright [Member]
Schedule of Related Party Transaction Representing Rental Expense [Line Items]
Rental expense			¥ 128,115	¥ 384,345
Wisewing International Ltd [Member]
Schedule of Related Party Transaction Representing Rental Expense [Line Items]
Rental expense	¥ 388,909	$ 54,630	¥ 290,074